Deferred tax assets and liabilities (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deductible temporary differences	₨ 0	₨ 592,981
Unrecognized tax losses	0	7,140
Unrecognized deferred tax Assets Liabilities	₨ 0	₨ 600,121